KNOWLEDGE   DISCIPLINE   SERVICE   CHOICE

YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)

TREASURER'S SERIES TRUST

No-load mutual funds seeking a high level of current income.

MONEY MARKET RESERVE FUND
TAX-EXEMPT RESERVE FUND


INVESCO

ANNUAL REPORT December 31, 1998

INVESCO   |  Annual Report   |   January 1999

Market Headlines
--------------------------------------------------------------------------------
1998 was a period few market veterans will forget. The year started out on a high note, with the economic and market outlooks bright. The tidal wave of the Asian economic crisis finally pounded American shores in late summer, however, swamping financial markets. Wall Street's sense of gloom deepened as the headlines warned of one global economic calamity after another: Russian loan default, the ominous near-collapse of the hedge fund Long-Term Capital
Management, tumbling currencies in Latin America, and a perilous banking situation in Japan.

Following the gut-wrenching declines, however, equity markets began an equally dizzying rebound in October. A series of three interest rate cuts by the Fed, along with those by other central banks, pumped liquidity and confidence into the international financial system. Despite profit warnings from large multinational corporations, investors began to focus on the many areas of strength within the American economy: robust consumer spending, low interest rates and unemployment, and subdued inflation. The mixed economic picture resulted in mixed market performance, as the technology- and healthcare-heavy S&P 500 Index outperformed the industrial-oriented Dow Jones, and large-capitalization stocks continued to be favored over small-cap issues.*

The fixed-income markets responded in variegated ways as well. Yields on most bonds drifted lower throughout the first part of the year, as inflation seemed well under control. Following the financial crisis, a global flight to quality brought yields down even further on U.S. Treasury bonds. The high premium on risk, however, dramatically widened the yield spread between low-risk government bonds and corporate obligations. As confidence returned to the markets in the fall, these trends reversed somewhat, but yield spreads remained relatively wide on an historical basis.

Fund Management
George S. Robinson has managed Money Market Reserve Fund and Tax-Exempt Reserve Fund since 1988. From 1986 to 1987, he was Vice President of Citicorp Investment Bank. He began his investment career in 1965.


*The S&P 500 is an unmanaged index reflecting broad market performance, while the Dow Jones Industrial Average illustrates results for large-capitalization stocks.

STATEMENT OF INVESTMENT SECURITIES

INVESCO Treasurer's Series Trust

December 31, 1998
--------------------------------------------------------------------------------
                                         EFFECTIVE
                                          INTEREST       PRINCIPAL
%      DESCRIPTION                          RATE %          AMOUNT        VALUE
--------------------------------------------------------------------------------
Treasurer's Money Market Reserve Fund
67.81 COMMERCIAL PAPER
 5.78  ALUMINUM
       Aluminum Co of America
         1/4/1999                             5.40   $  2,000,000 $   1,999,112
================================================================================
 5.77  AUTOMOBILES
       Ford Motor Credit
         1/5/1999                             5.28      2,000,000     1,998,843
================================================================================
 5.77  BANKS
       Norwest Corp
         1/14/1999                            5.13      2,000,000     1,996,350
================================================================================
 5.77  CHEMICALS
       du Pont (E I) de Nemours
         1/8/1999                             5.34      2,000,000     1,997,953
================================================================================
 4.33  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
       Lucent Technologies
         1/4/1999                             5.29      1,500,000     1,499,348
================================================================================
 4.33  FINANCIAL
       Greenwich Funding
         1/4/1999                             5.37      1,500,000     1,499,338
================================================================================
 5.77  HOUSEHOLD FURNITURE & APPLIANCES
       Rubbermaid Inc
         1/7/1999                             5.92      2,000,000     1,998,057
================================================================================
 5.77  INSURANCE
       USAA Capital
         1/12/1999                            5.39      2,000,000     1,996,759
================================================================================
 5.77  INSURANCE BROKERS
       Marsh & McLennan
         1/11/1999                            5.51      2,000,000     1,996,987
================================================================================
 5.78  MANUFACTURING
       AlliedSignal Inc
         1/4/1999                             5.45      2,000,000     1,999,104
================================================================================
 5.75  NATURAL GAS
       Questar Corp
         2/2/1999                             5.37      2,000,000     1,990,623
================================================================================

--------------------------------------------------------------------------------
                                         EFFECTIVE
                                          INTEREST       PRINCIPAL
%      DESCRIPTION                          RATE %          AMOUNT        VALUE
--------------------------------------------------------------------------------
 7.22  PUBLISHING
       New York Times
         1/8/1999                             5.26   $  2,500,000 $   2,497,481
================================================================================
       TOTAL COMMERCIAL PAPER (Cost $23,469,955)                     23,469,955
================================================================================
 21.38 MUNICIPAL SHORT-TERM NOTES(a)
 7.80  HEALTH CARE RELATED
       Fairview Hosp & Hlthcare Svcs of
         Minnesota, (MBIA Insured), ACES,
         Hosp Rev, Series A,
         11/1/2015                            5.65      2,700,000     2,700,000
================================================================================
 13.58 INSURANCE
       Health Insurance Plan of Greater
         New York, (LOC - Morgan Gty Trust),
         Gen Oblig, ACES, Ind Rev,
         Series B-1, 7/1/2016                 5.65      4,700,000     4,700,000
================================================================================
       TOTAL MUNICIPAL SHORT-TERM NOTES(Cost $7,400,000)              7,400,000
================================================================================
 10.81 OTHER
       United Missouri Bank, Money Market
         Fiduciary(b)(Cost $3,742,035)        3.98      3,742,035     3,742,035
================================================================================
 100.00 TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $34,611,990)(c)                                     $  34,611,990
================================================================================

 Treasurer's Tax-Exempt Reserve Fund

 96.28 MUNICIPAL SHORT-TERM INVESTMENTS(a)
 13.88 Daily Put Bonds
 5.23  FLORIDA
       Manatee Cnty,  Florida  (Florida
         Pwr & Light Proj), AR, PCR Ref,
         Series 1994, 9/1/2024               $4.70        100,000 $     100,000
       Martin Cnty, Florida (Florida
         Pwr & Light Proj), AR, PCR Ref,
         Series 1994,  9/1/2024               4.70      1,100,000     1,100,000
       St Lucie Cnty, Florida (Florida
         Pwr & Light Proj), AR, PCR Ref,
         Series 1993,  1/1/2026               3.70      1,000,000     1,000,000
================================================================================
                                                                      2,200,000

 2.23  MARYLAND
       Baltimore Cnty, Maryland (Sheppard
         Pratt Residential Treatment Facil)
         (LOC-Nationsbank NA), AR,
         Rev, 7/1/2021                        4.10        940,000       940,000
================================================================================
 2.61  NEW YORK
       Long Island Pwr Auth, New York (LOC -
         ABN AMRO Bank NV & Morgan Gty
         Trust), AR, Elec System Sub Rev,
         Series 6, 5/1/2033                   4.85        300,000       300,000
       New York City, New York (LOC - Morgan
         Gty Trust), AR, Gen Oblig, 1994
         Subseries,
         E-5, 8/1/2009                        5.25   $    300,000 $     300,000
         E-5, 8/1/2010                        5.25        300,000       300,000
         E-5, 8/1/2017                        5.25        100,000       100,000

--------------------------------------------------------------------------------
                                        EFFECTIVE
                                         INTEREST        PRINCIPAL
%      DESCRIPTION                         RATE %           AMOUNT        VALUE
--------------------------------------------------------------------------------
       New York City, New York (LOC-
         State Street Bank), AR, Gen
         Oblig, 1994
         Subseries, E-4, 8/1/2022             5.25        100,000       100,000
================================================================================
                                                                      1,100,000

 1.43  TEXAS
       Harris Cnty Indl Dev, Texas
         (Shell Oil Proj), AR, PCR Ref,
         Series 1997, 4/1/2027                3.35        600,000       600,000
================================================================================
 2.38  WISCONSIN
       Wisconsin Hlth Facils Auth
         (Franciscan Hlth Care System Fing)
         (LOC-Toronto Dominion Bank),
         VRD, Rev, Series 1985A-2, 1/1/2016   4.00      1,000,000     1,000,000
================================================================================
       TOTAL DAILY PUT BONDS(Cost $5,840,000)                         5,840,000
================================================================================
 80.14 Weekly Put Bonds
 4.04  ALASKA
       Alaska Hsg Fin Corp, VR,
         Gen Mtg Rev,
         1991 Series C, 6/1/2026              4.00       900,000        900,000
       Alaska Indl Dev & Export Auth
         (Fairbanks Gold Mining Proj)
         (Amax Gold), AR, Exmp Facil Rev,
         Series 1997, 5/1/2009                4.05       800,000        800,000
================================================================================
                                                                      1,700,000
 14.92 ARIZONA
       Apache Cnty Indl Dev Auth, Arizona
         (Tuscon Elec Pwr Springerville
         Proj)(LOC - Bankers Trust), VR, IDR,
         1983 Series C, 12/15/2018            4.15     1,400,000      1,400,000
       Arizona Hlth Facils Auth (Pooled
         Ln Prog)(FGIC Insured), VRD, Rev,
         Series 1985, 10/1/2015               4.05     1,900,000      1,900,000
       Avondale Indl Dev Auth, Arizona
         (Natl Hlth Inv Proj)
         (LOC - Dresdner Bank
         AG), VRD, IDR Ref,
         Series 1997, 12/1/2014
                                              4.10       150,000        150,000
       Maricopa Cnty Indl Dev Auth, Arizona
         (McLane Co Proj)(LOC - Valley Natl
         Bank of Arizona), VRD, Rev,
         Series 1984, 10/1/2004               4.00     1,080,000      1,080,000
       Pima Cnty Indl Dev Auth, Arizona
         (Tuscon Elec Pwr Irvington Proj)
         (LOC-Societe Generale), F/VR,
         IDR, 1982 Series A, 10/1/2022        4.15     1,000,000      1,000,000
       Pima Cnty Indl Dev Auth, Arizona
         (Tucson Elec Pwr Proj)(LOC-Toronto
         Dominion Bank), F/VR, IDR, 1982
         Series A, 12/1/2022                  4.00   $   750,000  $     750,000
================================================================================
                                                                      6,280,000
--------------------------------------------------------------------------------
                                         EFFECTIVE
                                          INTEREST       PRINCIPAL
%      DESCRIPTION                          RATE %          AMOUNT        VALUE
--------------------------------------------------------------------------------
 2.38  COLORADO
       El Paso Cnty, Colorado (Briarglen
         Apts Proj)(LOC - Gen Elec Cap),
         AR, Multifamily Hsg Rev Ref,
         Series 1994, 12/1/2024               4.10     1,000,000      1,000,000
================================================================================
 1.66  FLORIDA
       Dade Cnty, Florida (LOC - Morgan
         Gty Trust), VRD, Aviation Rev,
         Series 1984A, 10/1/2009              3.75       600,000        600,000
       Tampa, Florida (FGIC Insured),
         VR, Occupational License Tax,
         Series 1996A, 10/1/2018              3.75       100,000        100,000
================================================================================
                                                                        700,000
 4.75  GEORGIA
       DeKalb Cnty Hsg Auth, Georgia
         (Wood Terrace Apts Proj), VRD,
         Multifamily Hsg Rev Ref,
         Series 1995, 12/15/2015              4.10     1,000,000      1,000,000
       Georgia Muni Assn Pool
         (MBIA Insured),
         AR, Ctfs of Participation,
         12/15/2020                           4.00     1,000,000      1,000,000
================================================================================
                                                                      2,000,000
 2.61  KENTUCKY
       Kentucky Econ Dev Fin Auth (Greater
         Cincinnati Hlth Alliance)(MBIA
         Insured), AR, Hosp Facils Rev,
         Series 1997C, 1/1/2022               4.05     1,100,000      1,100,000
       Louisiana Pub Facils Auth (Sisters
         of Charity of the Incarnate Word),
         AR, Unit Price Demand Rev,
         Series 1997E, 7/1/2023               4.05       900,000        900,000
================================================================================
 7.13  MARYLAND
       Frederick Cnty, Maryland (Sheppard
         Pratt Residential Treatment Facil)
         (LOC- Societe Generale), VRD/FR,
         Rev, Series 1995, 7/1/2025           4.10     2,100,000      2,100,000
       Montgomery Cnty Hsg Opportunities
         Commn, Maryland, V/FR,
         Multifamily Hsg
         Rev, 1988 Issue A, 7/15/2007         4.00       900,000        900,000
================================================================================
                                                                     3,000,000
 4.99  MISSOURI
       Missouri Hlth & Edl Facils Auth
         (Sisters of Mercy Hlth System), VRD,
         BEARS, Hlth Facils Rev,
         Series 1995B, 12/1/2016              3.95     1,200,000     1,200,000
       St Louis Cnty Indl Dev Auth, Missouri
         (Schnuck Mkts Kirkwood Proj)(LOC -
          Bankers Trust), F/VR, IDR,
          Series 1985, 12/1/2015              4.13   $   900,000  $    900,000
================================================================================
                                                                     2,100,000
 2.85  NEW HAMPSHIRE
       New Hampshire Bus Fin Auth
         (Wheelabrator Concord LP Proj)
         (LOC-Wachovia Bank NA), AR,
         Resource Recovery Rev,
         1997 Series B, 1/1/2018              4.05     1,200,000     1,200,000
================================================================================

--------------------------------------------------------------------------------
                                         EFFECTIVE
                                          INTEREST       PRINCIPAL
%      DESCRIPTION                          RATE %          AMOUNT        VALUE
--------------------------------------------------------------------------------

 1.19  NEW YORK
       New York City, New York (LOC-UBS
         AG), AR, Gen Oblig,
         1995 Subseries,
         B10, 8/15/2024                       4.10       500,000       500,000
================================================================================
 3.09  NORTH CAROLINA
       East Carolina Univ, North Carolina
         (Dowdy-Ficklen Stadium Proj)
         (LOC-Wachovia Bank of
         North Carolina), VRD,
         Athletic Dept Rev,
         Series 1996, 5/1/2017                4.00       300,000       300,000
       Wake Cnty, Indl Facils & Pollution
         Ctl Fing Auth, North Carolina
         (Carolina Pwr & Liqht)
         (LOC - Wachovia Bank),
         AR, Rev, Series 1985A, 5/1/2015      4.00     1,000,000     1,000,000
================================================================================
                                                                     1,300,000
 2.61  OHIO
       Hamilton Cnty, Ohio (West Park
         Retirement Cmnty Issue)
         (LOC - Fifth Third Bank),
         VR, Hlth Care Facils Rev,
         Series 1989, 7/1/2017                4.00       100,000       100,000
       Lorain Cnty, Ohio (Catholic
         Healthcare Partners), AR,
         Hosp Facils Rev,
         Series 1998A, 12/1/2027              3.95     1,000,000     1,000,000
================================================================================
                                                                     1,100,000
 2.38  OKLAHOMA
       Tulsa Intl Airport, Oklahoma
         (FGIC Insured), VRD, Gen Rev,
         Series 1996, 6/1/2018                4.00     1,000,000     1,000,000
================================================================================
 3.56  SOUTH CAROLINA
       Dorchester Cnty, South Carolina
         (BOC Group Proj) (LOC-
         Wachovia Bank of Georgia),
         TEAMS, Pollution Ctl Facils,
         Rev Ref, Series 1993, 12/8/2000      4.10       500,000       500,000
       Piedmont Muni Pwr Agency,
         South Carolina
         (MBIA Insured), VR, Elec Rev,
         1996D Ref Series, 1/1/2025           3.95     1,000,000     1,000,000
================================================================================
                                                                     1,500,000

 3.45  TENNESSEE
       Nashville & Davidson Cnty Metro Govt
         Indl Dev Brd, Tennessee
         (Multifamily Chimneytop II)
         (LOC -  Bank of America),
         VR, Rev, 9/1/2006                    3.75   $ 1,150,000  $  1,150,000
       Nashville Metro Airport Auth,
         Tennessee (LOC-Societe Generale),
         AR, Airport Impt Rev Ref,
         Series 1993, 7/1/2019                4.00       300,000       300,000
================================================================================
                                                                     1,450,000

--------------------------------------------------------------------------------
                                         EFFECTIVE
                                          INTEREST       PRINCIPAL
%      DESCRIPTION                          RATE %          AMOUNT        VALUE
--------------------------------------------------------------------------------
 4.99  TEXAS
       Bexar Cnty Hlth Facils Dev,
        Texas (Retirement Cmnty -
        Air Force) (LOC -
        Rabobank Nederland), AR, Rev,
        Series 1985B, 3/1/2012                4.00        500,000       500,000
       Harris Cnty Hlth Facils Dev,
        Texas (Sisters of Charity of
        the Incarnate Word), AR,
        SCH Hlth Care System
        Unit Price Demand Rev,
        Series 1997C, 7/1/2023                4.05      1,600,000     1,600,000
================================================================================
                                                                      2,100,000
 6.65  WASHINGTON
       Port Seattle, Washington, VR,
         Gen Oblig, Rev, 1/1/2005             4.00      1,300,000     1,300,000
       Seattle, Washington, AR, Muni
         Light & Pwr Rev, Series 1993,
         11/1/2018                            4.00        300,000       300,000
       Washington Hsg Fin Commn
         (Pac First Fed Svgs Bank Prog)
         (LOC - Fed Home Ln Bank), VRD,
         Multifamily Mtg Rev Ref,
         Series 1988B, 10/1/2020              4.00        300,000       300,000
       Washington Pub Pwr Supply System
         (Proj #1) (LOC - Bank of America),
         AR, Ref Elec Rev, Series 1993-1A-2,
         7/1/2017
                                              3.95        900,000       900,000
================================================================================
                                                                     2,800,000
 4.75  WYOMING
       Green River, Wyoming
         (Allied Corp Proj), F/FR, PCR Ref,
         1982 Series, 12/1/2012               4.45     2,000,000     2,000,000
================================================================================
       TOTAL WEEKLY PUT BONDS (Cost $33,730,000)                    33,730,000
================================================================================

 2.26  Monthly Put Bonds
 2.26  FLORIDA
       Marion Cnty Indl Dev Auth, Florida
         (Florida Convalescent Ctrs Proj)(LOC-
         Toronto Dominion Bank), VRD/FR, IDR Ref,
         Series 1988A, 1/1/2011
         (Cost $950,000)                      3.50       950,000       950,000
================================================================================
      TOTAL MUNICIPAL SHORT-TERM INVESTMENTS (Cost $40,520,000)     40,520,000
================================================================================

--------------------------------------------------------------------------------
                                         EFFECTIVE
                                          INTEREST       PRINCIPAL
%      DESCRIPTION                          RATE %          AMOUNT        VALUE
--------------------------------------------------------------------------------

 3.72  TAXABLE SHORT-TERM INVESTMENTS
       United Missouri Bank, Money Market
         Fiduciary(b)
         (Cost $1,564,177)                    3.98   $  1,564,177 $  1,564,177
================================================================================
 100.00 TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $42,084,177)(c)                                     $ 42,084,177
================================================================================
 The following abbreviations may be used in portfolio descriptions:

   ACES(d)   --   Adjustable  Convertible Extendable Securities
   BEARS     --   Bondholders Extendable Adjustable Return Securities
   AR(d)     --   Adjustable Rate
   F/FR      --   Floating/Fixed Rate
   F/VR(d)   --   Floating/Variable Rate
   IDR       --   Industrial Development Revenue
   PCR       --   Pollution  Control  Revenue
   TEAMS(d)  --   Tax-Exempt  Adjustable Mode Securities
   V/FR      --   Variable/Fixed  Rate
   VR(d)     --   Variable Rate
   VRD(d)    --   Variable Rate Demand
   VRD/FR(d) --   Variable Rate Demand/Fixed Rate

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(b)  Principal and interest are payable on demand.

(c)  Also represents cost for income tax purposes.

(d)  Rate is subject to change. Rate shown reflects current rate.

 See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
INVESCO Treasurer's Series Trust

December 31, 1998


                                                Treasurer's        Treasurer's
                                               Money Market         Tax-Exempt
                                               Reserve Fund       Reserve Fund
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost                                  $    34,611,990   $     42,084,177
================================================================================
   At Value                                 $    34,611,990   $     42,084,177
Cash                                                      0             41,999
Receivables:
   Investment Securities Sold                     1,998,833                  0
   Fund Shares Sold                                 635,806             18,410
   Interest                                          36,800            135,105
================================================================================
TOTAL ASSETS                                     37,283,429         42,279,691
================================================================================
LIABILITIES
Payables:
   Custodian                                      1,920,660                  0
   Fund Shares Repurchased                        1,117,512          5,563,367
Accrued Expenses and Other Payables                   8,828              8,853
================================================================================
TOTAL LIABILITIES                                 3,047,000          5,572,220
================================================================================
Net Assets at Value                         $    34,236,429   $     36,707,471
================================================================================
Shares Outstanding(a)                            34,236,429         36,707,471
Net Asset Value, Offering and Redemption
  Price per Share                           $          1.00   $           1.00
================================================================================

(a) The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At December 31, 1998, there was an unlimited number of shares of beneficial interest (without par value) authorized. Paid-in capital was $34,236,429 and $36,707,471 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See  Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESCO Treasurer's Series Trust

Year Ended December 31, 1998

                                                Treasurer's        Treasurer's
                                               Money Market         Tax-Exempt
                                               Reserve Fund       Reserve Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                             $     3,153,478   $      1,160,926
EXPENSES
Investment Advisory Fees                            141,183             79,720
================================================================================
Net Investment Income and Net Increase in
  Net Assets from Operations                $     3,012,295   $      1,081,206
================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
INVESCO Treasurer's Series Trust

Year Ended December 31

                                                         Treasurer's Money
                                                        Market Reserve Fund

                                                        1998               1997
--------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS TO
  SHAREHOLDERS
Net Investment Income Earned and Distributed
  to Shareholders                              $    3,012,295    $    5,457,357
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                  $  484,696,941    $  907,820,795
Reinvestment of Dividends                           2,978,475         5,366,818
================================================================================
                                                  487,675,416       913,187,613
Amounts Paid for Repurchases of Shares           (520,584,938)     (959,322,893)
================================================================================
NET DECREASE IN NET ASSETS FROM
 FUND SHARE TRANSACTIONS                          (32,909,522)      (46,135,280)
NET ASSETS
Beginning of Period                                67,145,951       113,281,231
================================================================================
End of Period                                 $    34,236,429    $   67,145,951
================================================================================
              ----------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                       484,696,941       907,820,795
Shares Issued from Reinvestment of Dividends        2,978,475         5,366,818
================================================================================
                                                  487,675,416       913,187,613
Shares Repurchased                               (520,584,938)     (959,322,893)
================================================================================
Net Decrease in Fund Shares                       (32,909,522)      (46,135,280)
================================================================================
See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------
INVESCO Treasurer's Series Trust

Year Ended December 31

                                                       Treasurer's Tax-Exempt
                                                           Reserve Fund

                                                             1998         1997
--------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS TO
  SHAREHOLDERS
Net Investment Income Earned and Distributed
  to Shareholders                                    $  1,081,206 $   728,737
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                        $ 72,911,901 $ 31,372,456
Reinvestment of Dividends                               1,072,533      711,015
================================================================================
                                                       73,984,434   32,083,471
Amounts Paid for Repurchases of Shares                (59,361,188) (33,385,365)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         14,623,246   (1,301,894)
NET ASSETS
Beginning of Period                                    22,084,225   23,386,119
================================================================================
End of Period                                        $ 36,707,471 $ 22,084,225
================================================================================
            ----------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                            72,911,901   31,372,456
Shares Issued from Reinvestment of Dividends            1,072,533      711,015
================================================================================
                                                       73,984,434   32,083,471
Shares Repurchased                                    (59,361,188) (33,385,365)
================================================================================
Net Increase (Decrease) in Fund Shares                 14,623,246   (1,301,894)
================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
INVESCO
NOTES TO FINANCIAL STATEMENTS --
INVESCO Treasurer's Series Trust


NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Trust (the "Trust") is organized under the laws of the Commonwealth of Massachusetts and consists of four separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund"), INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (collectively, the "Funds"), INVESCO Treasurer's Prime Reserve Fund and INVESCO Treasurer's Special Reserve Fund, each of which represents a separate portfolio of investments. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Money Fund and Tax-Exempt Fund are presented herein. The Trust is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Trust are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Trust's trustees.

B.  SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --  Security
transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

C. FEDERAL AND STATE TAXES -- The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Exempt Fund for the year ended December 31, 1998, 91.80% were exempt from federal income taxes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Trust's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

NOTE  2 --  INVESTMENT  ADVISORY  AND  OTHER  AGREEMENTS.  INVESCO  Capital
Management, Inc. ("ICM") serves as the Trust's investment adviser. As compensation for its services to the Trust, ICM receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. ICM is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Trust. In accordance with the Investment Advisory Agreement, ICM bears all other expenses of the Funds, except taxes, interest and brokerage commissions.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of ICM. At December 31, 1998, 6.33% of outstanding shares of Tax-Exempt Fund were held by ICM or affiliated parties.

The Trust has adopted an unfunded defined benefit deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits are based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

For the year ended December 31, 1998, pension expenses, unfunded accrued pension costs and pension liability were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:

                                                   UNFUNDED
                        PENSION                     ACCRUED             PENSION
FUND                   EXPENSES               PENSION COSTS           LIABILITY
--------------------------------------------------------------------------------
 Money Fund           $   1,031                 $    4,884         $     13,218
 Tax-Exempt Fund            311                      1,522                3,055

The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of all of the INVESCO and Treasurer's Series Trust Funds.

Report of Independent Accountants

To the Board of Trustees and Shareholders of INVESCO Treasurer's Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, (two of the portfolios constituting INVESCO Treasurer's Series Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP
-------------------------------
PricewaterhouseCoopers LLP

Denver, Colorado
January 29, 1999



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INVESCO Treasurer's Series Trust

(For a Fund Share Outstanding Throughout Each Period)

                                                                                   Year Ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                                                 1998            1997        1996       1995          1994
Treasurer's Money Market Reserve Fund
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $     1.00    $       1.00   $    1.00    $    1.00   $    1.00
===========================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
Net Investment Income Earned and
  Distributed to Shareholders                                    0.05            0.05        0.05         0.06        0.04
===========================================================================================================================
Net Asset Value -- End of Period                           $     1.00    $       1.00   $    1.00    $    1.00   $    1.00
===========================================================================================================================
 TOTAL RETURN                                                    5.46%           5.48%       5.30%        5.82%       4.13%

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $   34,236    $      67,146  $ 113,281    $ 141,885   $  93,131
 Ratio of Expenses to Average Net Assets                         0.25%            0.25%      0.25%        0.25%       0.25%
Ratio of Net Investment Income to
  Average Net Assets                                             5.35%            5.32%      5.17%        5.71%       4.02%




Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value -- Beginning of Period                     $     1.00    $        1.00  $    1.00    $    1.00  $     1.00
===========================================================================================================================
INCOME AND DISTRIBUTIONS FROM INVESTMENT OPERATIONS
 Net Investment Income Earned and
   Distributed to Shareholders                                   0.03             0.04       0.03         0.04        0.03
===========================================================================================================================
Net Asset Value -- End of Period                           $     1.00    $        1.00  $    1.00    $    1.00  $     1.00
===========================================================================================================================

 TOTAL RETURN                                                    3.49%            3.74%      3.45%        3.90%       2.81%

RATIOS
Net Assets -- End of Period ($000 Omitted)                  $  36,707    $      22,084  $  23,386    $  21,928  $   19,716
Ratio of Expenses to Average Net Assets                          0.25%            0.25%      0.25%        0.25%       0.25%
Ratio of Net Investment Income to
  Average Net Assets                                             3.38%            3.68%      3.40%        3.86%       2.69%

INVESCO

YOU SHOULD
KNOW WHAT
INVESCO KNOWS(TM)


We're easy to stay in touch with:

Investor Services: 1-800-525-8085
PAL (R), your Personal Account Line:  1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc. (SM), Distributor
Post Office Box 173706
Denver, Colorado 80217-3706